Diamond Hill Valuation-Weighted 500 ETF
Diamond Hill Valuation-Weighted 500 ETF
Investment Objective
The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diamond Hill Valuation-Weighted 500 ETF Diamond Hill Valuation-Weighted 500 ETF
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.45%
Less Fee Waiver	0.35%
Total Annual Fund Operating Expenses After Fee Waiver	0.10%	[1]
[1]	The Fund's investment adviser has agreed to waive 35 basis points (0.35%) of its management fees for the Fund until at least April 30, 2017. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:	5 Years:	10 Years:
Diamond Hill Valuation-Weighted 500 ETF | Diamond Hill Valuation-Weighted 500 ETF | USD ($)	10	109	217	533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period May 11, 2015 (commencement of operations) through December 31, 2015, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the common stock of approximately 500 U.S.-listed companies weighted based on a proprietary, patent-pending valuation methodology developed by Diamond Hill Capital Management, Inc., the Fund’s investment adviser (“Diamond Hill” or the “Adviser”).

Diamond Hill Valuation-Weighted 500 Index

The Index was established by Diamond Hill in 2013 and is constructed using an objective, rules-based methodology that begins with an initial universe of the 700 largest U.S.-listed companies based on market capitalization. The initial universe is then narrowed to the 500 companies with the largest intrinsic value capitalization as calculated by Diamond Hill’s proprietary valuation methodology, which estimates the projected earnings power and future cash flows of each business. Each remaining company is then weighted based on its calculated intrinsic value relative to the total calculated intrinsic value of companies in the Index. The Index is reconstituted and rebalanced quarterly.

From time to time, the Index may include more or less than 500 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Additional information regarding the Index, including its value, is available on the websites of Diamond Hill at www.diamond-hill.com and Solactive AG, the index calculation agent, at www.solactive.com.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

•	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

•	Models and Data Risk. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and the Fund may not perform as expected.

•	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell Shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of Shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

•	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

•	Shares May Trade at Prices Other Than Net Asset Value. As with all exchange-traded funds (“ETFs”), Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market.

•	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The following performance information provides some indication of the risks of investing in the Fund by showing two aspects of the Fund: volatility and performance. The bar chart and table reflect changes in the Fund’s performance from year to year over the periods indicated and show how the Fund’s average annual total returns for the periods indicated compare to those of a relevant market index and the Index. Updated performance information is also available on the Fund’s website at diamond-hill.com or by calling the Fund toll free at 1-800-617-0004.

Prior to the commencement of the Fund’s operations on May 11, 2015, the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Predecessor Partnership”), a private fund that used the same Index methodology as the Fund since the Partnership’s inception. The Fund assumed the NAV and performance history of the Predecessor Partnership. Performance shown in the bar chart and table for periods prior to May 11, 2015 is that of the Predecessor Partnership and is not the performance of the Fund. The Fund’s objectives, policies, guidelines, and restrictions are in all material respects equivalent to those of the Predecessor Partnership, which was created for reasons entirely unrelated to the establishment of a performance record. The Predecessor Partnership was reorganized into the Fund at the inception of the Fund. The performance shown for periods prior to May 11, 2015 is the net performance of the Predecessor Partnership. Because all of the fees of the Predecessor Partnership had been waived and all expenses reimbursed since its inception, the performance of the Predecessor Partnership would have been lower if was subject to the fees and expenses of the Fund. The Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, from its inception on December 30, 2011 through May 11, 2015, was not subject to certain investment restrictions, diversification requirements, and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Partnership’s performance.

The Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 14.55% (quarter ended 3/31/12), and the lowest return for a quarter was -6.80% (quarter ended 9/30/15).
Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Returns - Diamond Hill Valuation-Weighted 500 ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Diamond Hill Valuation-Weighted 500 ETF	Return Before Taxes	0.59%	15.44%	Dec. 30, 2011
After Taxes on Distributions | Diamond Hill Valuation-Weighted 500 ETF	Return After Taxes on Distributions	0.36%	15.37%
After Taxes on Distributions and Sale of Fund Shares | Diamond Hill Valuation-Weighted 500 ETF	Return After Taxes on Distributions and Sale of Fund Shares	0.52%	12.31%
Diamond Hill Valuation-Weighted 500 index (reflects no deduction for fees, expenses or taxes)	Diamond Hill Valuation-Weighted 500 index (reflects no deduction for fees, expenses or taxes)	0.28%		Dec. 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	15.33%	Dec. 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.